NET FEE AND COMMISSION INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
NET FEE AND COMMISSION INCOME (Details) [Line Items]
Receivables from contracts with customers	£ 105	£ 98
Transaction price allocated to remaining performance obligations	250	285
Current contract liabilities	54
Revenue from performance obligations satisfied or partially satisfied in previous periods	9
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) [Line Items]
Receivables from contracts with customers	£ 120	£ 140